Goodwill and Intangible Assets	12 Months Ended
Sep. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS

NOTE 5 - GOODWILL AND INTANGIBLE ASSETS

The Company conducted its goodwill and its intangible assets impairment test as of September 30, 2019 and determined that an impairment existed as certain asset values are unsupported by the current and projected net income and cash flows of the component holding the goodwill and intangible assets, the Company's subsidiary, Howco. Accordingly an impairment charge of $3,420,624 was charged against the Goodwill, Trademark and Customer List assets and has been recognized as of September 30, 2019.

At September 30, 2019 and 2018, the carrying amount of goodwill amounted to $0 and $2,410,335, respectively.

At September 30, 2019 and 2018, the carrying amount of tradename amounted to $0 and $760,000, respectively.

At September 30, 2019 and 2018, the carrying amount of intangible asset - customer list, net of amortization amounted to $0 and $515,285, respectively.